Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are as follows:

Computer equipment and servers	3 – 5 years
Office furniture and equipment	3 – 5 years
Leasehold improvements	over the shorter of lease terms or estimated useful lives of the assets

Schedule of Finite Lived Intangible Assets Estimated Economic Lives	All intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives, which are as follows:

Computer software, systems and acquired technology

1 – 5 years
Residual values are considered nil.

Intangible assets consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Computer software, systems and acquired technology	1,874	11,460	1,646
Less: Accumulated amortization	(343)	(2,650)	(381)

Total intangible assets, net	1,531	8,810	1,265

Schedule of Effect of Adoption of ASC 606 on Revenue
The effect of the adoption of ASC 606 as of December 31, 2018 was as follows:

	As of December 31, 2018
Consolidated balance sheet	As previously reported	Balances under ASC 606	Effect of change higher/(lower)
	RMB	RMB	RMB
Accounts receivable, net of allowance for doubtful accounts	141,911	143,543	1,632
Prepayments and other current assets	80,578	80,948	370
Deferred revenue and customer deposits	59,483	56,419	(3,064)
Accrued liabilities and other current liabilities	76,666	77,126	460
Accumulated deficit	(348,123)	(343,518)	4,605
The effect of the adoption of ASC 606 for the current year was as follows:

	Year ended December 31, 2019
Consolidated statement of comprehensive loss	Balances under ASC 606 (As reported)		Balances under ASC 605		Effect of change higher/(lower)
	RMB	US$	RMB	US$	RMB	US$
Revenues	906,458	130,205	903,339	129,757	3,119	448
Cost of revenues	(649,596)	(93,309)	(649,487)	(93,293)	(109)	(16)
Net Loss	(109,841)	(15,776)	(112,851)	(16,208)	3,010	432
Net loss per share for class A and class B common shares:
Class A common shares - basic and diluted	(1.43)	(0.21)	(1.47)	(0.21)	0.04	—
Class B common shares - basic and diluted	(1.43)	(0.21)	(1.47)	(0.21)	0.04	—

	As of December 31, 2019
Consolidated balance sheet	Balances under ASC 606 (As reported)		Balances under ASC 605		Effect of change higher/(lower)
	RMB	US$	RMB	US$	RMB	US$
Accounts receivable, net of allowance for doubtful accounts	135,417	19,452	131,088	18,830	4,329	622
Prepayments and other current assets	86,087	12,366	85,494	12,281	593	85
Deferred revenue and customer deposits	(77,561)	(11,141)	(81,053)	(11,643)	(3,492)	(502)
Accrued liabilities and other current liabilities	(96,277)	(13,829)	(95,635)	(13,737)	642	92
Accumulated deficit	(453,359)	(65,121)	(460,974)	(66,215)	7,615	1,094
Accumulated other comprehensive income	6,363	914	6,206	891	157	23

Summary of Contract Liabilities	A summary of contract liabilities is as follow:

	As of January 1, 2019	As of December 31, 2019
	RMB	RMB	US$
Contract liabilities	33,067	39,638	5,694